PROVISIONS AND CONTINGENT LIABILITIES - Provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 417,242	$ 288,017
Net provisions recognized during the period	21,468	147,374
Provisions used during the period	(14,531)	(31,945)
Translation adjustment	(18,937)	10,396
Effect of discounted cash flows	(4,131)	3,400
Ending balance	401,111	417,242
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	47,577	35,815
Net provisions recognized during the period	19,427	18,958
Provisions used during the period	(10,666)	(8,863)
Translation adjustment	(1,395)	(1,733)
Effect of discounted cash flows	(4,131)	3,400
Ending balance	50,812	47,577
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	84,997	15,340
Net provisions recognized during the period	11,248	92,739
Provisions used during the period	(3,865)	(23,082)
Ending balance	92,380	84,997
Amount recognized related to administrative litigation	14,920	14,002
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	16,501	31,111
Net provisions recognized during the period	(14,139)	(14,716)
Translation adjustment	(124)	106
Ending balance	2,238	16,501
Loan commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	265,405	204,655
Net provisions recognized during the period	4,394	48,727
Translation adjustment	(17,418)	12,023
Ending balance	252,381	265,405
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	2,762	1,096
Net provisions recognized during the period	538	1,666
Ending balance	$ 3,300	$ 2,762